Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 380,000.00
Previously Paid Amount	0.00
Total Fee Amount	52.48
Total Offset Amount	0.00
Net Fee	52.48
Narrative - Max Aggregate Offering Price	$ 380,000.00
Final Prospectus	true